10-Q NOTES RECEIVABLE AND ADVANCES, NET - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 03, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 26, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (decrease) in value of Tonogold note receivable recognized in loss		$ 605,000
Change in fair value Tonogold note receivable		(605,000)	$ 745,500
Tonogold
Accounts, Notes, Loans and Financing Receivable [Line Items]
Tonogold note receivable, face value						$ 6,650,000
Sierra Springs Opportunity Fund, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments for advance to affiliate	$ 1,300,000	$ 1,300,000	$ 2,150,000	$ 3,285,000	$ 1,650,000